UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22800

IVY HIGH INCOME OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

ITEM 1.    REPORTS TO STOCKHOLDERS.

1

Semiannual Report

March 31, 2016

Ivy High Income Opportunities Fund

The Fund’s common shares are listed on the New York Stock Exchange and trade under the ticker symbol IVH

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle.

CONTENTS

Ivy High Income Opportunities Fund

2	SEMIANNUAL REPORT	2016

PRESIDENT’S LETTER

Ivy High Income Opportunities Fund	MARCH 31, 2016 (UNAUDITED)

Henry Herrmann, CFA

Dear Shareholder,

Since our last report to you six months ago, the financial markets experienced further volatility, despite moderate economic growth in the U.S. What’s causing the fluctuations?

The simple answer is financial markets dislike uncertainty. In recent months we’ve been faced with significant uncertainty around numerous issues, including:

•	central bank actions;

•	politics in the U.S., specifically surrounding the presidential election;

•	credit concerns in the energy sector;

•	very slow growth in Europe and Japan;

•	credit quality issues in important emerging economies, including China;

•	the U.K.’s June vote on exiting the European Union; and

•	fluctuations in currencies.

Amid the uncertain backdrop, the U.S. economic expansion has remained relatively good. Our investment team believes the U.S. is the bright spot, supported primarily by the U.S. consumer, who is benefitting from lower energy prices and lower inflation in general. The improved labor market allows for better demand for cars, homes, furnishings and various consumer goods.

When interest rates in the U.S. will rise, and by how much, remains an area of focus for the financial markets. Markets reacted negatively when the Federal Reserve raised rates slightly in December 2015 and seemed to imply more increases were likely. Since then, the Fed seems to have moderated its tightening plans. It’s clear the Fed has become attuned to very sluggish global growth. Future rate increases in the U.S. will be very slow to develop, with job growth and inflation being the most important determinants of central bank policy.

Overseas, the European Central Bank and Bank of Japan are actively engaged in aggressive easing. As of yet, these steps are not leading to strengthening economic activity.

China, in the face of economic softening, has turned toward more aggressive stimulus. We believe moderate economic acceleration is likely in China in 2016, which should be beneficial to broader global growth.

While challenges remain, we do see potential catalysts for growth in several areas and industries, and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	3/31/16	9/30/15
S&P 500 Index	2,059.74	1,920.03
MSCI EAFE Index	1,652.04	1,644.40
10-Year Treasury Yield	1.78%	2.06%
U.S. unemployment rate	5.0%	5.1%
30-year fixed mortgage rate	3.71%	3.86%
Oil price per barrel	$38.34	$45.09

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Ivy High Income Opportunities Fund and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2016	SEMIANNUAL REPORT	3

PORTFOLIO HIGHLIGHTS

Ivy High Income Opportunities Fund	ALL DATA IS AS OF MARCH 31, 2016 (UNAUDITED)

Total Return(1)	Share Price	NAV
6-month period ended 3-31-16	5.27%	-2.02%
1-year period ended 3-31-16	-11.59%	-10.77%
Commencement of operations (5-29-13) through 3-31-16	-4.84%	0.64%

Share Price/NAV Performance
Commencement of operations (5-29-13) through 3-31-16

Share Price/NAV
Share Price	$12.73
NAV	$14.25
Discount to NAV(3)	-10.67%
Share Price Yield(4)	11.78%
Structural Leverage Ratio(5)	30.69%
Effective Leverage Ratio(6)	30.69%

Asset Allocation (%‘s based on total investments)

Bonds	97.7%
Corporate Debt Securities	81.9%
Loans	15.8%
Borrowings(2)	-31.3%
Cash Equivalents+	2.3%

Quality Weightings (%‘s based on total investments)

Investment Grade	0.5%
BBB	0.5%
Non-Investment Grade	97.2%
BB	22.2%
B	51.3%
CCC	19.9%
Below CCC	1.1%
Non-rated	2.7%
Borrowings(2)	-31.3%
Cash Equivalents+	2.3%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(1)	Past performance is not necessarily indicative of future performance. Total return is calculated by determining the percentage change in NAV or share price (as applicable) in the specified period. The calculation assumes that all dividends and distributions, if any, have been reinvested. Performance at share price will differ from results at NAV. Returns at share price can be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s stock, or changes in the Fund’s dividends. An investment in the Fund involves risk, including the loss of principal. Total return, share price, share price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and, once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the total number of shares outstanding. Holdings are subject to change daily.

(2)	The Fund has entered into a borrowing arrangement with Pershing LLC as a means of financial leverage. See Note 8 in the Notes to Financial Statements for additional information.

(3)	The premium/discount is calculated as (most recent share price/most recent NAV) -1.

(4)	Share price yield is determined by dividing the annualized current monthly dividend per share (comprised of net investment income) by the share price per share at March 31, 2016.

(5)	Structural leverage consists of borrowings outstanding as a percentage of managed assets. Managed assets are the Fund’s total assets, including the assets attributable to the proceeds from any borrowings, minus liabilities other than the aggregate indebtedness entered into for the purpose of leverage.

(6)	The Fund’s effective leverage ratio includes both structural leverage and the leveraging effects of certain derivative instruments in the Fund’s portfolio (referred to as “portfolio leverage”), expressed as a percentage of managed assets. Portfolio leverage from the Fund’s use of forward foreign currency contracts is included in the Fund’s effective leverage values.

4	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS

Ivy High Income Opportunities Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Advertising – 0.7%
Acosta, Inc.,
7.750%, 10-1-22(A)	$200	$185
Lamar Media Corp.,
5.375%, 1-15-24(B)	681	710
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2-15-22	353	362
5.625%, 2-15-24	387	403

		1,660

Apparel Retail – 1.9%
Bon-Ton Stores, Inc. (The),
8.000%, 6-15-21	2,629	1,124
Hot Topic, Inc.,
9.250%, 6-15-21(A)(B)	2,509	2,515
HT Intermediate Holdings Corp.,
12.000%, 5-15-19(A)(C)	766	697
Nine West Holdings, Inc.,
8.250%, 3-15-19(A)	658	181

		4,517

Automotive Retail – 0.6%
Group 1 Automotive, Inc.,
5.000%, 6-1-22	424	420
Sonic Automotive, Inc.,
5.000%, 5-15-23(B)	919	905

		1,325

Broadcasting – 5.4%
AMC Networks, Inc.,
5.000%, 4-1-24	130	131
Clear Channel Communications, Inc.,
10.000%, 1-15-18	1,526	488
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11-15-22	2,200	2,189
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3-15-20(B)	119	102
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3-15-20(B)	10,000	9,175
Cumulus Media, Inc.,
7.750%, 5-1-19(B)	2,000	760

		12,845

Cable & Satellite – 20.9%
Altice Financing S.A.,
6.625%, 2-15-23(A)	367	368
Altice S.A.:
7.250%, 5-15-22(A)(D)	EUR152	171
7.750%, 5-15-22(A)(B)	$13,835	13,615
6.250%, 2-15-25(A)(D)	EUR184	188
7.625%, 2-15-25(A)(B)	$11,190	10,715
Cablevision Systems Corp.,
5.875%, 9-15-22(B)	3,385	2,852
Columbus International, Inc.,
7.375%, 3-30-21(A)	268	285

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite (Continued)
DISH DBS Corp.:
6.750%, 6-1-21(B)	$7,500	$7,744
5.875%, 7-15-22(B)	2,000	1,895
5.000%, 3-15-23	250	223
5.875%, 11-15-24	212	194
Neptune Finco Corp.:
10.125%, 1-15-23(A)	831	889
6.625%, 10-15-25(A)	394	426
10.875%, 10-15-25(A)	794	868
Sirius XM Radio, Inc.,
4.625%, 5-15-23(A)(B)	4,586	4,534
VTR Finance B.V.,
6.875%, 1-15-24(A)(B)	3,584	3,513
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7-15-19(A)(C)	457	445
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9-1-20(A)	313	309

		49,234

Casinos & Gaming – 4.2%
Boyd Gaming Corp.,
6.375%, 4-1-26(A)	173	179
Gateway Casinos & Entertainment Ltd.,
8.500%, 11-26-20(A)(D)	CAD1,643	1,189
MCE Finance Ltd.,
5.000%, 2-15-21(A)(B)	$337	321
Studio City Finance Ltd.,
8.500%, 12-1-20(A)(B)	4,614	4,626
Wynn Macau Ltd.,
5.250%, 10-15-21(A)(B)	3,931	3,705

		10,020

Distributors – 1.0%
Pinnacle Operating Corp.,
9.000%, 11-15-20(A)(B)	2,618	2,258

Leisure Facilities – 0.6%
Palace Entertainment Holdings LLC,
8.875%, 4-15-17(A)	1,539	1,493

Movies & Entertainment – 2.0%
AMC Entertainment, Inc.,
5.750%, 6-15-25(B)	1,121	1,146
Cinemark USA, Inc.:
5.125%, 12-15-22(B)	164	168
4.875%, 6-1-23(B)	1,451	1,463
WMG Acquisition Corp.,
6.750%, 4-15-22(A)(B)	1,972	1,953

		4,730

Publishing – 0.1%
MDC Partners, Inc.,
6.500%, 5-1-24(A)	302	308

Specialized Consumer Services – 3.0%
B-Corp Merger Sub, Inc.,
8.250%, 6-1-19(B)	2,600	2,028
Carlson Travel Holdings,
7.500%, 8-15-19(A)(C)	800	752

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Consumer Services (Continued)
Nielsen Finance,
5.500%, 10-1-21(A)(B)	$1,396	$1,452
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22(A)(B)	2,677	2,744

		6,976

Specialty Stores – 1.0%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10-15-19(A)(C)	2,766	2,213
Jo-Ann Stores, Inc.,
8.125%, 3-15-19(A)	81	74

		2,287

Total Consumer Discretionary – 41.4%		97,653
Consumer Staples

Food Distributors – 0.3%
Simmons Foods, Inc.,
7.875%, 10-1-21(A)	1,000	842

Packaged Foods & Meats – 2.1%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10-28-20(A)	200	198
JBS USA LLC and JBS USA Finance, Inc.:
7.250%, 6-1-21(A)	173	172
5.875%, 7-15-24(A)(B)	1,892	1,708
5.750%, 6-15-25(A)	809	708
Post Holdings, Inc.:
7.375%, 2-15-22(B)	515	545
7.750%, 3-15-24(A)	856	939
8.000%, 7-15-25(A)	545	609

		4,879

Tobacco – 0.8%
Prestige Brands, Inc.,
5.375%, 12-15-21(A)	1,820	1,843

Total Consumer Staples – 3.2%		7,564
Energy

Coal & Consumable Fuels – 0.7%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8-15-21(A)(B)(E)	2,255	1,556

Oil & Gas Drilling – 0.9%
Globe Luxembourg SCA,
9.625%, 5-1-18(A)(F)	661	501
KCA DEUTAG UK Finance plc,
7.250%, 5-15-21(A)(B)	617	386
Offshore Drilling Holding S.A.,
8.375%, 9-20-20(A)(F)	2,303	1,100
Offshore Group Investment Ltd.,
0.000%, 11-1-19	883	—

2016	SEMIANNUAL REPORT	5

SCHEDULE OF INVESTMENTS

Ivy High Income Opportunities Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Drilling (Continued)
Offshore Group Investment Ltd., Units,
1.726%, 12-31-30(K)	$2	$177

		2,164

Oil & Gas Equipment & Services – 0.3%
Key Energy Services, Inc.,
6.750%, 3-1-21	3,206	601

Oil & Gas Exploration & Production – 4.0%
Bellatrix Exploration Ltd.,
8.500%, 5-15-20(A)	1,127	566
California Resources Corp.:
8.000%, 12-15-22(A)(B)	4,502	1,733
6.000%, 11-15-24	1,792	403
Chesapeake Energy Corp.:
6.500%, 8-15-17	1,063	712
7.250%, 12-15-18	79	43
Clayton Williams Energy, Inc.,
7.750%, 4-1-19	1,414	707
Crownrock L.P.,
7.750%, 2-15-23(A)	369	357
EnCana Corp.,
6.500%, 8-15-34	512	434
Endeavor Energy Resources L.P.:
7.000%, 8-15-21(A)(B)	2,087	1,952
8.125%, 9-15-23(A)	378	359
Gulfport Energy Corp.,
6.625%, 5-1-23	112	104
Laredo Petroleum, Inc.,
7.375%, 5-1-22	2,061	1,786
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6-1-20	827	308

		9,464

Oil & Gas Refining & Marketing – 1.5%
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11-15-23(A)	1,187	1,126
Seven Generations Energy Ltd.:
8.250%, 5-15-20(A)	835	837
6.750%, 5-1-23(A)	1,751	1,659

		3,622

Total Energy – 7.4%		17,407
Financials

Consumer Finance – 2.1%
Creditcorp,
12.000%, 7-15-18(A)(B)	5,248	2,782
Quicken Loans, Inc.,
5.750%, 5-1-25(A)	1,688	1,637
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5-15-18(A)	862	517

		4,936

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Capital Markets – 0.7%
Patriot Merger Corp.,
9.000%, 7-15-21(A)(B)	$1,727	$1,658

Industrial REITs – 1.9%
Aircastle Ltd.:
5.125%, 3-15-21	3,185	3,317
5.500%, 2-15-22	803	838
5.000%, 4-1-23	469	471

		4,626

Other Diversified Financial Services – 2.8%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7-1-19(A)(C)	984	856
Balboa Merger Sub, Inc.,
11.375%, 12-1-21(A)	237	207
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3-15-19(A)(B)	1,431	1,467
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5-1-19(A)(B)(C)	5,743	4,078

		6,608

Property & Casualty Insurance – 0.1%
Hub International Ltd.,
7.875%, 10-1-21(A)	200	197

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7-15-19(A)(C)	570	527

Specialized Finance – 3.9%
Flexi-Van Leasing, Inc.,
7.875%, 8-15-18(A)(B)	5,208	5,156
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9-15-18(A)(B)	4,985	3,988

		9,144

Thrifts & Mortgage Finance – 3.0%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6-15-21(A)(B)	7,500	7,106

Total Financials – 14.7%		34,802
Health Care

Health Care Facilities – 2.4%
Centene Escrow Corp.:
5.625%, 2-15-21(A)	296	309
6.125%, 2-15-24(A)	212	223
Greatbatch Ltd.,
9.125%, 11-1-23(A)(B)	2,373	2,352
HCA, Inc.,
5.250%, 6-15-26	305	313
Surgery Center Holdings, Inc.,
8.875%, 4-15-21(A)	278	278

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities (Continued)
Tenet Healthcare Corp.,
8.125%, 4-1-22(B)	$2,087	$2,141

		5,616

Health Care Supplies – 2.4%
Ortho-Clinical Diagnostics,
6.625%, 5-15-22(A)(B)	1,250	944
Universal Hospital Services, Inc.,
7.625%, 8-15-20(B)	5,152	4,765

		5,709

Pharmaceuticals – 2.1%
Concordia Healthcare Corp.,
9.500%, 10-21-22(A)(B)	2,566	2,476
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8-1-23(A)	1,061	1,089
JLL/Delta Dutch Pledgeco B.V.,
8.750%, 5-1-20(A)(C)	125	122
VPII Escrow Corp.,
7.500%, 7-15-21(A)	829	691
VRX Escrow Corp.,
5.375%, 3-15-20(A)	736	600

		4,978

Total Health Care – 6.9%		16,303
Industrials

Aerospace & Defense – 0.7%
KLX, Inc.,
5.875%, 12-1-22(A)	274	271
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12-15-20(A)(B)	1,700	1,343

		1,614

Air Freight & Logistics – 0.4%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8-15-19(B)	495	530
XPO Logistics, Inc.,
6.500%, 6-15-22(A)	435	422

		952

Building Products – 1.5%
Ply Gem Industries, Inc.,
6.500%, 2-1-22	1,323	1,306
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4-15-22(A)	174	179
6.125%, 7-15-23	2,044	1,942

		3,427

Diversified Support Services – 3.4%
Algeco Scotsman Global Finance plc,
8.500%, 10-15-18(A)(B)	10,575	8,143

6	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS

Ivy High Income Opportunities Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Environmental & Facilities Services – 0.7%
GFL Environmental, Inc.,
7.875%, 4-1-20(A)	$1,568	$1,556

Railroads – 1.2%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5-1-19(A)(B)	2,462	2,462
9.750%, 5-1-20(A)	607	437

		2,899

Trading Companies & Distributors – 0.3%
HD Supply, Inc.,
5.750%, 4-15-24(A)	754	775

Total Industrials – 8.2%		19,366
Information Technology

Application Software – 1.0%
Ensemble S Merger Sub, Inc.,
9.000%, 9-30-23(A)	460	451
Kronos Acquisition Holdings, Inc.,
9.000%, 8-15-23(A)(B)	2,000	1,830

		2,281

Communications Equipment – 0.5%
West Corp.,
5.375%, 7-15-22(A)	1,356	1,244

Data Processing & Outsourced Services – 1.3%
Alliance Data Systems Corp.,
5.375%, 8-1-22(A)(B)	1,853	1,737
Italics Merger Sub, Inc.,
7.125%, 7-15-23(A)(B)	1,373	1,325

		3,062

Electronic Manufacturing Services – 0.4%
KEMET Corp.,
10.500%, 5-1-18	1,440	1,055

IT Consulting & Other Services – 1.2%
NCR Escrow Corp.:
5.875%, 12-15-21(B)	1,154	1,180
6.375%, 12-15-23(B)	1,575	1,622

		2,802

Semiconductors – 1.2%
Micron Technology, Inc.:
5.875%, 2-15-22(B)	1,798	1,555
5.500%, 2-1-25(B)	1,577	1,279

		2,834

Technology Hardware, Storage & Peripherals – 0.2%
Western Digital Corp.:
7.375%, 4-1-23(A)	215	219
10.500%, 4-1-24(A)	215	215

		434

Total Information Technology – 5.8%		13,712

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials

Aluminum – 1.1%
Constellium N.V.:
8.000%, 1-15-23(A)	$1,892	$1,568
5.750%, 5-15-24(A)(B)	260	187
Wise Metals Intermediate Holdings,
9.750%, 6-15-19(A)(C)	1,774	807

		2,562

Construction Materials – 1.1%
Hillman Group, Inc. (The),
6.375%, 7-15-22(A)(B)	3,237	2,703

Diversified Chemicals – 0.5%
PSPC Escrow II Corp.,
10.375%, 5-1-21(A)	1,280	1,238

Diversified Metals & Mining – 5.8%
Artsonig Pty Ltd.,
11.500%, 4-1-19(A)(C)	2,299	230
Crystal Merger Sub, Inc.,
7.625%, 10-15-21(A)(B)	391	229
FMG Resources Pty Ltd.:
8.250%, 11-1-19(A)	3,425	3,271
9.750%, 3-1-22(A)	2,187	2,181
6.875%, 4-1-22(A)	7,615	6,092
Lundin Mining Corp.:
7.500%, 11-1-20(A)(B)	1,215	1,168
7.875%, 11-1-22(A)	584	555

		13,726

Metal & Glass Containers – 0.5%
Ardagh Finance Holdings,
8.625%, 6-15-19(A)(B)(C)	1,141	1,101

Total Materials – 9.0%		21,330
Telecommunication Services

Alternative Carriers – 1.9%
Consolidated Communications Finance II Co.,
6.500%, 10-1-22	812	708
Level 3 Communications, Inc.,
5.750%, 12-1-22(B)	2,176	2,247
Level 3 Escrow II, Inc.,
5.375%, 8-15-22	1,411	1,433

		4,388

Integrated Telecommunication Services – 13.1%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4-15-21(A)(B)	242	160
CenturyLink, Inc.,
5.800%, 3-15-22(B)	3,000	2,886
Frontier Communications Corp.:
8.875%, 9-15-20(A)(B)	1,341	1,400
6.250%, 9-15-21(B)	10,811	9,994
10.500%, 9-15-22(A)	790	810

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
7.125%, 1-15-23(B)	$195	$173
6.875%, 1-15-25(B)	562	475
11.000%, 9-15-25(A)	888	892
GCI, Inc.,
6.875%, 4-15-25(B)	3,497	3,567
Sprint Corp.:
7.250%, 9-15-21(B)	11,196	8,551
7.875%, 9-15-23(B)	2,735	2,085

		30,993

Wireless Telecommunication Service – 4.3%
Sable International Finance Ltd.,
6.875%, 8-1-22(A)	1,905	1,905
Sprint Nextel Corp.:
6.000%, 12-1-16	422	419
9.125%, 3-1-17	218	222
8.375%, 8-15-17	3,733	3,691
9.000%, 11-15-18(A)	266	279
7.000%, 8-15-20	218	173
T-Mobile USA, Inc.:
6.464%, 4-28-19(B)	728	743
6.731%, 4-28-22(B)	158	165
6.000%, 4-15-24	859	870
6.500%, 1-15-26(B)	1,564	1,624

		10,091

Total Telecommunication Services –19.3%		45,472

TOTAL CORPORATE DEBT SECURITIES – 115.9%		$273,609
(Cost: $306,544)

LOANS(F)
Consumer Discretionary

Advertising – 0.4%
Advantage Sales & Marketing, Inc.,
7.500%, 7-25-22	955	858

Apparel Retail – 3.6%
Talbots, Inc. (The):
5.500%, 3-19-20	1,180	1,100
9.500%, 3-19-21	950	884
True Religion Apparel, Inc.,
5.875%, 7-30-19	14,475	6,369

		8,353

Auto Parts & Equipment – 2.4%
Direct ChassisLink, Inc.,
8.250%, 11-12-19	6,039	5,717

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11-26-19(D)	CAD724	556
5.950%, 11-26-19(D)	2	2

		558

2016	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Ivy High Income Opportunities Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

LOANS(F) (Continued)	Principal	Value
General Merchandise Stores – 0.9%
BJ’s Wholesale Club, Inc.,
8.500%, 3-31-20	$275	$252
Orchard Acquisition Co. LLC,
7.000%, 2-8-19	4,531	1,858

		2,110

Housewares & Specialties – 0.3%
KIK Custom Products, Inc.,
6.000%, 8-26-22	779	750

Movies & Entertainment – 0.1%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7-29-22	190	174

Specialized Consumer Services – 0.1%
Wand Intermediate I L.P.,
8.250%, 9-17-22	298	268

Total Consumer Discretionary – 8.0%		18,788
Consumer Staples

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc.,
9.250%, 10-21-22	979	906

Packaged Foods & Meats – 0.3%
Shearer’s Foods LLC,
7.750%, 6-30-22	748	688

Total Consumer Staples – 0.7%		1,594
Energy

Coal & Consumable Fuels – 0.2%
Westmoreland Coal Co.,
7.500%, 12-16-20	998	591

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd.,
6.250%, 5-16-20	1,361	916

Oil & Gas Storage & Transportation – 1.3%
Bowie Resources Holdings LLC:
6.750%, 8-12-20	2,190	1,949
11.750%, 2-16-21	1,224	1,016

		2,965

Total Energy – 1.9%		4,472
Financials

Consumer Finance – 0.3%
TransFirst, Inc.,
10.500%, 11-12-22	692	692

Total Financials – 0.3%		692

LOANS(F) (Continued)	Principal	Value
Health Care

Life Sciences Tools & Services – 0.6%
Atrium Innovations, Inc.,
7.750%, 8-10-21	$1,740	$1,400

Total Health Care – 0.6%		1,400
Industrials

Building Products – 1.4%
C.H.I. Overhead Doors, Inc.,
8.750%, 7-31-23	956	889
GYP Holdings III Corp.,
7.750%, 4-1-22	2,012	1,765
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3-27-22	1,146	688

		3,342

Construction & Engineering – 0.3%
Tensar International Corp.:
5.750%, 7-10-21	440	357
9.500%, 7-10-22	604	374

		731

Industrial Machinery – 1.0%
Dynacast International LLC,
9.500%, 1-30-23	2,663	2,450

Research & Consulting Services – 0.9%
Larchmont Resources LLC,
9.750%, 8-7-19	4,571	2,012

Total Industrials – 3.6%		8,535
Information Technology

Application Software – 3.6%
Misys plc and Magic Newco LLC,
12.000%, 6-12-19	6,500	6,667
TIBCO Software, Inc.:
0.000%, 12-4-20(G)	250	224
6.500%, 12-4-20	1,731	1,551

		8,442

IT Consulting & Other Services – 1.4%
Active Network, Inc. (The):
5.500%, 11-15-20	1,294	1,226
9.500%, 11-15-21	1,147	986
Triple Point Group Holdings, Inc.,
5.250%, 7-13-20	1,521	1,086

		3,298

Total Information Technology – 5.0%		11,740

LOANS(F) (Continued)	Principal	Value
Materials

Diversified Metals & Mining – 0.5%
EP Minerals LLC,
8.500%, 8-20-21	$545	$490
FMG Resources Pty Ltd,
0.000%, 6-30-19(G)	826	696

		1,186

Paper Packaging – 0.7%
FPC Holdings, Inc.,
9.250%, 5-27-20	2,500	1,600

Specialty Chemicals – 1.1%
Chemstralia Ltd.,
7.250%, 2-26-22	2,287	2,218
Chromaflo Technologies Corp.,
8.250%, 6-2-20	580	435
MacDermid, Inc.,
0.000%, 6-7-20(G)	132	127

		2,780

Total Materials – 2.3%		5,566

TOTAL LOANS – 22.4%		$52,787
(Cost: $71,197)

SHORT-TERM SECURITIES
Commercial Paper(H) – 1.0%
J.M. Smucker Co. (The),
0.650%, 4-1-16	2,428	2,428

Master Note – 2.3%
Toyota Motor Credit Corp.,
0.443%, 4-6-16 (I)	5,419	5,419

TOTAL SHORT-TERM SECURITIES – 3.3%		$7,847
(Cost: $7,847)

TOTAL INVESTMENT SECURITIES – 141.6%		$334,243
(Cost: $385,588)

BORROWINGS(J) – (44.3)%		(104,500)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.7%		6,263

NET ASSETS – 100.0%		$236,006

8	SEMIANNUAL REPORT	2016

SCHEDULE OF INVESTMENTS

Ivy High Income Opportunities Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the total value of these securities amounted to $170,967 or 72.4% of net assets.

(B)	All or a portion of securities with an aggregate value of $121,354 have been pledged as collateral on open borrowings.

(C)	Payment-in-kind bonds.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD—Canadian Dollar and EUR—Euro).

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.

(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(H)	Rate shown is the yield to maturity at March 31, 2016.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

(J)	Borrowings Payable as a percentage of Total Investments is 31.3%.

(K)	Unit is comprised of $172.61 principal amount of New Secured Convertible PIK Notes and one New Common Share.

The following forward foreign currency contracts were outstanding at March 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	2,304	U.S. Dollar	1,773	4-26-16	Morgan Stanley International	$—	$2
Euro	319	U.S. Dollar	361	4-26-16	Morgan Stanley International	—	2

						$—	$4

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$273,609	$—
Loans	—	39,371	13,416
Short-Term Securities	—	7,847	—
Total	$—	$320,827	$13,416

Liabilities
Forward Foreign Currency Contracts	$—	$4	$—
Payable for Borrowing	$—	$104,500	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Loans
Beginning Balance 10-1-15	$9,044
Net realized gain (loss)	(852)
Net change in unrealized appreciation (depreciation)	(2,514)
Purchases	98
Sales	(1,853)
Amortization/Accretion of premium/discount	18
Transfers into Level 3 during the period	11,611
Transfers out of Level 3 during the period	(2,136)
Ending Balance 3-31-16	$13,416
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-16	$(3,249)

2016	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Ivy High Income Opportunities Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended March 31, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-16	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$13,416	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2016

STATEMENT OF ASSETS AND LIABILITIES

Ivy High Income Opportunities Fund	AS OF MARCH 31, 2016 (UNAUDITED)

(In thousands, except per share amounts)
ASSETS
Investments in unaffiliated securities at value+	$334,243
Investments at Value	334,243
Cash	979
Cash denominated in foreign currencies at value+	2
Investment securities sold receivable	1,606
Interest receivable	6,873
Prepaid and other assets	1
Total Assets	343,704

LIABILITIES
Investment securities purchased payable	3,116
Independent Trustees and Chief Compliance Officer fees payable	4
Shareholder servicing payable	7
Investment management fee payable	9
Accounting services fee payable	8
Unrealized depreciation on forward foreign currency contracts	4
Payable for borrowing	104,500
Interest payable for borrowing	41
Other liabilities	9
Total Liabilities	107,698
Total Net Assets	$236,006

NET ASSETS
Capital paid in	$315,769
Distributions in excess of net investment income	(164)
Accumulated net realized loss	(28,252)
Net unrealized depreciation	(51,347)
Total Net Assets	$236,006

SHARES OUTSTANDING	16,567

NET ASSET VALUE PER SHARE	$14.25

+COST
Investments in unaffiliated securities at cost	$385,588
Cash denominated in foreign currencies at cost	$2

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	11

STATEMENT OF OPERATIONS Ivy High Income Opportunities Fund	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

(In thousands)
INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$15,689
Total Investment Income	15,689

EXPENSES
Investment management fee	1,785
Interest expense for borrowing	630
Shareholder servicing fees	17
Custodian fees	5
Independent Trustees and Chief Compliance Officer fees	4
Accounting services fees	54
Professional fees	40
Other	16
Total Expenses	2,551
Net Investment Income	13,138

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(20,008)
Swap agreements	(144)
Forward foreign currency contracts	(26)
Foreign currency exchange transactions	— *
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(1,199)
Swap agreements	18
Forward foreign currency contracts	(34)
Foreign currency exchange transactions	3
Net Realized and Unrealized Loss	(21,390)
Net Decrease in Net Assets Resulting from Operations	$(8,252)

*Not	shown due to rounding.

See Accompanying Notes to Financial Statements.

12	SEMIANNUAL REPORT	2016

STATEMENTS OF CHANGES IN NET ASSETS

Ivy High Income Opportunities Fund

(In thousands)	Six-month period ended 3-31-2016 (unaudited)	Year ended 9-30-15
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$13,138	$26,782
Net realized loss on investment	(20,178)	(8,066)
Net change in unrealized depreciation	(1,212)	(48,500)
Net Decrease in Net Assets Resulting from Operations	(8,252)	(29,784)

Distributions to Shareholders From:
Net investment income	(14,115)	(27,484)
Net realized gains	—	(4,904)
Total Distributions to Shareholders	(14,115)	(32,388)
Capital Share Transactions	—	—
Net Decrease in Net Assets	(22,367)	(62,172)
Net Assets, Beginning of Period	258,373	320,545
Net Assets, End of Period	$236,006	$258,373
Undistributed (distributions in excess of) net investment income	$(164)	$814

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	13

STATEMENT OF CASH FLOWS Ivy High Income Opportunities Fund	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

(In thousands)
Cash flows provided by operating activities:
Net decrease in net assets resulting from operations	$(8,252)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term investment securities	(64,070)
Proceeds from sales of long-term investment securities	88,864
Purchases of short-term portfolio investment securities, net	(3,525)
Increase in interest receivable	396
Decrease in prepaid and other assets	(1)
Increase in independent trustees and chief compliance officer fees payable	1
Increase in shareholder servicing fees payable	5
Decrease in investment management fee payable	(2)
Decrease in accounting services fees payable	(3)
Increase in interest payable for borrowing	5
Decrease in other liabilities	(9)
Net realized loss on investments in unaffiliated securities	20,008
Net change in unrealized depreciation on investments in unaffiliated securities	1,199
Net change in unrealized depreciation on forward foreign currency contracts	34
Net change in unrealized appreciation on swap agreements	(18)
Net accretion on investment securities	(344)
Net cash provided by operating activities	34,288
Cash flows used for financing activities:
Cash dividends paid	(14,115)
Payments for borrowing	(20,000)
Net cash used for financing activities	(34,115)
Net increase in cash and foreign currency	173
Cash and foreign currency, at beginning of period	808
Cash and foreign currency, at end of period	$981
Supplemental disclosure of cash flow information:
Interest expense paid during the period	$625

See Accompanying Notes to Financial Statements.

14	SEMIANNUAL REPORT	2016

FINANCIAL HIGHLIGHTS Ivy High Income Opportunities Fund	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Six-month period ended 3-31-2016 (unaudited)		Year ended 9-30-2015	Year ended 9-30-2014	Period from 5-29-13 (commencement of operations) to 9-30-13
Net Asset Value, Beginning of Period	$15.60		$19.35	$19.41	$19.10
Net Investment Income(1)	0.79		1.62	1.67	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(1.29)		(3.41)	0.12	0.15
Total from Investment Operations	(0.50)		(1.79)	1.79	0.60
Distributions From Net Investment Income	(0.85)		(1.66)	(1.77)	(0.25)
Distributions From Net Realized Gains	—		(0.30)	(0.08)	—
Total Distributions	(0.85)		(1.96)	(1.85)	(0.25)
Common Shares Offering Costs	—		—	—	(0.04)
Net Asset Value, End of Period	$14.25		$15.60	$19.35	$19.41
Share Price, End of Period	$12.73		$12.97	$17.29	$17.80
Total Return(2) — Net Asset Value	(2.02)%		(8.76)%	10.52%	3.07%
Total Return(2) — Share Price(3)	5.27%		(15.11)%	7.69%	(9.73)%
Net Assets, End of Period (in millions)	$236		$258	$321	$322
Managed Assets, End of Period (in millions)	$341		$383	$455	$476
Ratio of Expenses to Average Net Assets	2.11	%(4)	1.98%	1.94%	1.82	%(4)
Ratio of Expenses to Average Net Assets Excluding Interest Expense	1.59	%(4)	1.55%	1.55%	1.49	%(4)
Ratio of Net Investment Income to Average Net Assets	10.87	%(4)	9.07%	8.35%	6.88	%(4)
Ratio of Expenses to Average Managed Assets	1.43	%(4)	1.36%	1.36%	1.35	%(4)
Ratio of Expenses to Average Managed Assets Excluding Interest Expense	1.08	%(4)	1.07%	1.08%	1.11	%(4)
Ratio of Net Investment Income to Average Managed Assets	7.38	%(4)	6.24%	5.83%	5.12	%(4)
Portfolio Turnover Rate	20%		47%	43%	44	%(5)

(1)	Based on average weekly shares outstanding.
(2)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns for periods less than one year are not annualized.
(3)	Total investment return at share price will differ from results at NAV. Returns at share price can be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s stock, or changes in the Fund’s dividends.
(4)	Annualized.
(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended September 30, 2013.

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	15

NOTES TO FINANCIAL STATEMENTS

Ivy High Income Opportunities Fund	MARCH 31, 2016 (UNAUDITED)

1.	ORGANIZATION

Ivy High Income Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on January 30, 2013, pursuant to an Agreement and Declaration of Trust, as amended and restated on March 28, 2013, governed by the laws of the State of Delaware. The Fund commenced operations on May 29, 2013. Prior to that date, the Fund had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest to Ivy Investment Management Company (“IICO” or the “Adviser”), the Fund’s investment adviser. The Fund’s common shares are listed on the New York Stock Exchange (the “NYSE”) and trade under the ticker symbol “IVH.”

The Fund’s investment objective is to seek to provide total return through a combination of a high level of current income and capital appreciation. The Fund will seek to achieve its investment objective by investing primarily in a portfolio of high yield corporate bonds of varying maturities and other fixed income instruments of predominantly corporate issuers, including secured and unsecured loan assignments, loan participations and other loan instruments (“Loans”). Under normal circumstances, the Fund will invest at least 80% of its Managed Assets (as defined in the prospectus) in a portfolio of U.S. and foreign bonds, loans and other fixed income instruments, as well as other investments (including derivatives) with similar economic characteristics. The Fund will invest primarily in instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)), or unrated but judged by the Fund’s investment adviser to be of comparable quality.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Fund (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Dividends and Distributions to Shareholders. Dividends to shareholders are declared monthly. Distributions from net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of the Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The Fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Fund periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency

16	SEMIANNUAL REPORT	2016

and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. While the Fund may not invest in issues (such as secured debt issues and/or corporate debt issues) that are in default at the time of purchase, issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below-investment grade debt securities of companies in similar industries.

The Fund may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Leverage Risk. The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s Net Asset Value (“NAV”), share price and distributions. Leverage risk can be introduced through structural leverage (borrowings) or portfolio leverage through the use of certain derivative instruments held in the Fund’s portfolio. Leverage typically magnifies the total return of the Fund’s portfolio, whether that return is positive or negative. The use of leverage creates an opportunity for increased net income per share, but there is no assurance that the Fund’s leveraging strategy will be successful.

Loans. The Fund may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rate (“LIBOR”) rates or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When the Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When the Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, the Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.

Payment In-Kind Securities. The Fund may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s NAV to the extent the Fund executes such transactions while remaining substantially

2016	SEMIANNUAL REPORT 17

fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO considers advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Trust’s Deferred Fee Agreement entered into between the Fund and the Trustee(s). The Fund records the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Fund are shown on the Statement of Operations.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Basis of Preparation. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Statement of Cash Flows. U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of borrowing arrangements, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net increase/decrease in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. The Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and other assets are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service authorized by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or assets are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect

18	SEMIANNUAL REPORT	2016

the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When the Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by the Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1– Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Fund’s major classes of assets and liabilities measured at fair value on a recurring basis follows:

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE provided by an independent pricing service and are categorized in Level 2 of the fair value hierarchy. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security and are categorized in Level 2 of the fair value hierarchy.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

2016	SEMIANNUAL REPORT	19

Payable for Borrowings. The Fund uses a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of the Fund as applicable. Consideration may also include an evaluation of collateral.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2016, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Fund uses derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Fund’s financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to the Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Swap Agreements. The Fund may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund enters into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which the Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss the Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

20	SEMIANNUAL REPORT	2016

Collateral and rights of offset. The Fund may mitigate credit risk with respect to over-the-counter (“OTC”) derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of March 31, 2016:

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Unrealized depreciation on forward foreign currency contracts	$4	$—	$4	$—	$—	$—	$4

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of period ended March 31, 2016:

	Assets		Liabilities
Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	$4

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended March 31, 2016:

	Net realized gain (loss) on:
Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Foreign currency	$—	$—	$—	$—	$(26)	$(26)
Interest rate	—	(144)	—	—	—	(144)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended March 31, 2016:

	Net change in unrealized appreciation (depreciation) on:
Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Foreign currency	$—	$—	$—	$—	$(34)	$(34)
Interest rate	—	18	—	—	—	18

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended March 31, 2016, the average derivative volume was as follows:

Forward foreign currency contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
$3	$—	$—	$853	$—	$—

(1)	Average value outstanding during the period.

(2)	Average notional amount outstanding during the period.

2016	SEMIANNUAL REPORT	21

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS
($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as the Fund’s investment manager. The Fund has agreed to pay the Adviser a management fee at an annual rate 1.00% of the average daily value of the Fund’s “Managed Assets”. Managed Assets means the Fund’s total assets, including the assets attributable to the proceeds from any borrowings or other forms of structural leverage, minus liabilities other than the aggregate indebtedness entered into for purposes of leverage.

Accounting Services Fees. The Fund has an Accounting Services and Administrative Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, the Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average managed asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

The Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of managed assets with no fee charged for managed assets in excess of $1 billion. This fee is voluntarily waived by WISC until the Fund’s managed assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Other Fees. The Fund pays all costs and expenses of its operations, including, but not limited to, compensation of its trustees (other than those affiliated with the Adviser), custodian, administrator, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

6.	RELATED PARTY TRANSACTIONS

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$3,109	$11,504

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2016, were as follows:

Purchases		Sales
U.S. Government	Other Issuers	U.S. Government	Other Issuers
$—	$65,886	$—	$85,772

8.	BORROWINGS

The Fund entered into a $160 million (“Facility Limit”) prime brokerage facility (“Borrowings”) with Pershing LLC as a means of financial leverage. Interest was charged on the Borrowings at one month LIBOR plus 0.75% on the amount borrowed. There are no other fees associated with this borrowing arrangement. During the period ended March 31, 2016, the average daily balance outstanding and weighted interest rate on the Borrowings were $114,281,421 and 1.085%, respectively.

In order to maintain the Borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are secured by securities held by the Fund.

Borrowings outstanding are recognized as “Payable for borrowing” on the Statement of Assets and Liabilities. Interest charged on the amount borrowed is recognized as a component of “Interest expense for borrowing” on the Statement of Operations.

9.	CAPITAL SHARE TRANSACTIONS ($ amounts in thousands)

The Fund has authorized 18,750,000 of $0.001 par value common shares of beneficial interest. There were no transactions in shares of beneficial interest during the period ended March 31, 2016.

22	SEMIANNUAL REPORT	2016

10.	COMMITMENTS

Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations. At period ended March 31, 2016, the Fund did not have any bridge loan commitments outstanding.

11.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$386,711	$2,534	$55,002	$(52,468)

For Federal income tax purposes, the Fund’s distributed and undistributed earnings and profit for the year ended September 30, 2015 and the post-October and late-year ordinary activity were as follows:

Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
$31,550	$799	$838	$—	$—	$6,296	$—

Internal Revenue Code regulations permit the Fund to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. The Fund is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2015, the capital loss carryovers were as follows:

Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
$—	$644

2016	SEMIANNUAL REPORT	23

DIVIDEND REINVESTMENT PLAN

Ivy High Income Opportunities Fund

Pursuant to the Fund’s Dividend Reinvestment Plan (the “DRIP”), unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends, on your common shares will be automatically reinvested by Computershare Trust Company, N.A., as agent for the shareholders (the “DRIP Agent”), in additional common shares under the DRIP. You may elect not to participate in the DRIP by contacting the DRIP Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare, Inc. as dividend paying agent.

If you participate in the DRIP, the number of common shares you will receive will be determined as follows:

(1) If the market price of the common shares on the record date (or, if the record date is not a New York Stock Exchange (“NYSE”) trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the “determination date”) is equal to or exceeds 98% of the net asset value per share of the common shares, the Fund will issue new common shares at a price equal to the greater of:

(a) 98% of the net asset value per share at the close of trading on the NYSE on the determination date or

(b) 95% of the market price of the common shares on the determination date.

(2) If 98% of the net asset value per share of the common shares exceeds the market price of the common shares on the determination date, the DRIP Agent will receive the dividend or distribution in cash and will buy common shares in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the common shares at the close of trading on the NYSE on the determination date before the DRIP Agent has completed the open market purchases or (ii) if the DRIP Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the DRIP Agent will cease purchasing common shares in the open market and the Fund shall issue the remaining common shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the NYSE on the determination date or (b) 95% of the then-current market price per share.

Common shares in your account will be held by the DRIP Agent in non-certificated form. Any proxy you receive will include all shares of common shares you have received under the DRIP.

You may withdraw from the DRIP (i.e., opt-out) by notifying the DRIP Agent in writing at P.O. Box 43078, Providence, Rhode Island 02940-3078. Such withdrawal will be effective immediately if notice is received by the DRIP Agent prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the DRIP Agent’s investment of the most recently declared dividend or distribution on the common shares. The DRIP may be amended or supplemented by the Fund upon notice in writing mailed to shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any termination, the DRIP Agent will continue to hold whole shares for you in non-certificated form until otherwise notified by you, and will cause a cash adjustment for any fractional shares to be delivered to you after deducting brokerage commissions actually incurred. You may elect to notify the DRIP Agent in advance of such termination, or at any time following termination, to have the DRIP Agent sell part or all of your common shares on your behalf. You will be charged a service charge and the DRIP Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in common shares. However, all participants will pay a per share processing fee, which includes any brokerage commissions incurred by the DRIP Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional common shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your common shares over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the DRIP.

The Fund reserves the right to amend or terminate the DRIP if, in the judgment of the Board, the change is warranted. There is no direct service charge to participants in the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

Additional information about the DRIP and your account may be obtained from the DRIP Agent at P.O. Box 43078, Providence, Rhode Island 02940-3078 or by calling the DRIP Agent at (800)-426-5523.

24	SEMIANNUAL REPORT	2016

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2016	SEMIANNUAL REPORT	25

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26	SEMIANNUAL REPORT	2016

PROXY VOTING INFORMATION

Ivy High Income Opportunities Fund

Proxy	Voting Guidelines

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy	Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Funds’ website at www.ivyfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Ivy High Income Opportunities Fund

Portfolio holdings can be found on the Fund’s website at www.ivyfunds.com. Alternatively, a complete schedule of portfolio holdings of the Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Fund’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Visit us online at www.ivyfunds.com

The Fund is managed by Ivy Investment Management Company.

2016	SEMIANNUAL REPORT	27

SEMIANN-IVH (3-16)

ITEM 2.    CODE OF ETHICS

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period*	(a) TOTAL NUMBER OF SHARES (OR UNITS) PURCHASED	(b) AVERAGE PRICE PAID PER SHARE (OR UNIT)	(c) TOTAL NUMBER OF SHARES (OR UNITS) PURCHASED AS PART OF PUBLICLY ANNOUNCED PLANS OR PROGRAMS	(d)* MAXIMUM NUMBER (OR APPROXIMATE DOLLAR VALUE) OF SHARES (OR UNITS) THAT MAY YET BE PURCHASED UNDER THE PLANS OR PROGRAMS
10-1-15 – 10-31-15	13,709	$13.82	13,709	2,182,912
11-1-15 – 11-30-15	14,285	$13.12	14,285	2,182,912
12-1-15 – 12-31-15	26,621	$12.25	26,621	2,182,912
1-1-16 – 1-31-16	16,583	$11.02	16,583	2,182,912
2-1-16 – 2-29-16	16,353	$11.28	16,353	2,182,912
3-1-16 – 3-31-16	14,303	$12.96	14,303	2,182,912
TOTAL	101,854

*	The registrant’s repurchase program, for the repurchase of 2,182,912 shares, was authorized May 29, 2013. Any repurchases made by the registrant pursuant to the program were made through open-market transactions and not through the issuance of new shares.

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ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1)	Required in annual report only.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: June 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: June 9, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date: June 9, 2016